INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 50,391	$ 50,391
Accumulated amortization	39,008	33,237
Amortized cost	11,383	17,154
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	42,504	42,504
Accumulated amortization	33,243	28,271
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	4,466	4,466
Accumulated amortization	3,999	3,419
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,421	3,421
Accumulated amortization	$ 1,766	$ 1,547